INCOME TAXES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Taxes [Line Items]
Interest benefit (net of tax) related to the settlement of IRS exams, net of tax	$ 0.3